Investment in Associates and Joint Ventures (Tables)	12 Months Ended
Oct. 31, 2018
TD Ameritrade Holding Corporation [member]
Summary of Condensed Financial Statements

The condensed financial statements of TD Ameritrade, based on its consolidated financial statements, are included in the following tables.

Condensed Consolidated Balance Sheets[1]
(millions of Canadian dollars)		As at
	September 30 2018	September 30 2017
Assets
Receivables from brokers, dealers, and clearing organizations	$1,809	$1,721
Receivables from clients, net	29,773	22,127
Other assets, net	17,811	25,985
Total assets	$49,393	$49,833
Liabilities
Payable to brokers, dealers, and clearing organizations	$3,923	$3,230
Payable to clients	30,126	32,391
Other liabilities	4,809	4,862
Total liabilities	38,858	40,483
Stockholders' equity[2]	10,535	9,350
Total liabilities and stockholders' equity	$49,393	$49,833

[1]	Customers' securities are reported on a settlement date basis whereas the Bank reports customers' securities on a trade date basis.
[2]

The difference between the carrying value of the Bank's investment in TD Ameritrade and the Bank's share of TD Ameritrade's stockholders' equity is comprised of goodwill, other intangibles, and the cumulative translation adjustment.

Condensed Consolidated Statements of Income
(millions of Canadian dollars, except as noted)	For the years ended September 30
	2018	2017	2016
Revenues
Net interest revenue	$1,635	$903	$789
Fee-based and other revenue	5,365	3,923	3,623
Total revenues	7,000	4,826	4,412
Operating expenses
Employee compensation and benefits	1,992	1,260	1,111
Other	2,434	1,639	1,553
Total operating expenses	4,426	2,899	2,664
Other expense (income)	142	95	70
Pre-tax income	2,432	1,832	1,678
Provision for income taxes	535	686	563
Net income[1,2]	$1,897	$1,146	$1,115
Earnings per share – basic (Canadian dollars)	$3.34	$2.17	$2.10
Earnings per share – diluted (Canadian dollars)	3.32	2.16	2.09

[1]

The Bank's equity share of net income of TD Ameritrade is based on the published consolidated financial statements of TD Ameritrade after converting into Canadian dollars and is subject to adjustments relating to the amortization of certain intangibles.

[2]

The Bank's equity share in TD Ameritrade earnings for the year ended October 31, 2018 includes a net favourable adjustment of $41 million (US$32 million) primarily representing the Bank's share of TD Ameritrade's remeasurement of its deferred income tax balances as a result of the reduction in the U.S. federal corporate income tax rate.